COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Expressly limited performance guarantee	$ 1,793,000	$ 1,349,000
Portion of guarantee not recoverable	51,000	49,000
Letters of Credit and Surety Bonds Outstanding, Amount	$ 1,294,653	$ 1,116,298